Employee benefit plans and compensation plans Employee benefit plans and compensation plans - Outstanding share-settled awards (Details)	12 Months Ended
Dec. 31, 2019 shares
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested, Number of Shares [Roll Forward]
Unvested, beginning of the year (in shares)	0
Granted (in shares)	1,374,945
Vested (in shares)	0
Forfeited (in shares)	0
Unvested, end of the year (in shares)	1,374,945
2016 Long Term Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Unvested, beginning of the year (in shares)	1,765,637
Granted (in shares)	0
Vested (in shares)	33,307
Forfeited (in shares)	861,859
Unvested, end of the year (in shares)	870,471
PSUs | 2018 Omnibus plan
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Unvested, beginning of the year (in shares)	0
Granted (in shares)	756,183
Vested (in shares)	0
Forfeited (in shares)	201,020
Unvested, end of the year (in shares)	555,163
PSUs | 2019 Long Term Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Unvested, beginning of the year (in shares)	0
Granted (in shares)	408,370
Vested (in shares)	0
Forfeited (in shares)	17,234
Unvested, end of the year (in shares)	391,136
RSUs
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Unvested, beginning of the year (in shares)	0
Granted (in shares)	1,428,185
Vested (in shares)	0
Forfeited (in shares)	74,333
Unvested, end of the year (in shares)	1,353,852